UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-21862

Columbia Funds Series Trust II

(Formerly Banc of America Funds Trust)

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-617-426-3750

Date of fiscal year end:    October 31

Date of reporting period:    April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2009

Columbia Retirement Portfolios

■	Columbia Retirement 2005 Portfolio (formerly Banc of America Retirement 2005 Portfolio)
■	Columbia Retirement 2010 Portfolio (formerly Banc of America Retirement 2010 Portfolio)
■	Columbia Retirement 2015 Portfolio (formerly Banc of America Retirement 2015 Portfolio)
■	Columbia Retirement 2020 Portfolio (formerly Banc of America Retirement 2020 Portfolio)
■	Columbia Retirement 2025 Portfolio (formerly Banc of America Retirement 2025 Portfolio)
■	Columbia Retirement 2030 Portfolio (formerly Banc of America Retirement 2030 Portfolio)
■	Columbia Retirement 2035 Portfolio (formerly Banc of America Retirement 2035 Portfolio)
■	Columbia Retirement 2040 Portfolio (formerly Banc of America Retirement 2040 Portfolio)

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund’s portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn’t mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major effect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient.¹ Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

¹	The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Portfolio Profile – Columbia Retirement 2005 Portfolio

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2005 Portfolio was changed to Columbia Retirement 2005 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 0.15%. Class Z shares returned positive 0.05%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from six of its underlying funds.

■

At the end of the period, approximately 51% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 55% at the beginning of the period. The portfolio’s positions in Columbia Total Return Bond Fund and Columbia Short Term Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. Both funds outperformed their respective benchmarks, which amplified relative returns. These gains were partially offset by the portfolio’s position in Columbia High Income Fund, which underperformed its benchmark by five percentage points during the period.

■

Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their respective benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–0.15% Class A shares

+0.05% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2005 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial

Portfolio Profile (continued) – Columbia Retirement 2005 Portfolio accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2005 Portfolio

Annual operating expense ratio (%)*

Class A	18.09
Class C	18.84
Class R	18.34
Class Z	17.84
Annual operating expense ratio after contractual waivers (%)*

Class A	1.03
Class C	1.78
Class R	1.28
Class Z	0.78

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	8.58
Class C	8.57
Class R	8.57
Class Z	8.59
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.42
Class C	0.34
Class R	0.40
Class Z	0.45

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	9,782
Class C	9,573
Class R	9,705
Class Z	9,860

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2005 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–0.15	–0.41	–0.24	0.05
1-year	–21.87	–22.41	–22.06	–21.61
Life	–0.75	–1.49	–1.02	–0.48

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–17.27	–17.55	–17.36	–17.16
1-year	–24.45	–24.95	–24.62	–24.20
Life	–3.07	–3.77	–3.30	–2.79

Columbia Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2005 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.51	1,023.06	1.73	1.76	0.35
Class C	1,000.00	1,000.00	995.88	1,019.34	5.44	5.51	1.10
Class R	1,000.00	1,000.00	997.62	1,021.82	2.97	3.01	0.60
Class Z	1,000.00	1,000.00	1,000.50	1,024.30	0.50	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds

Portfolio Profile – Columbia Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–0.51% Class A shares

–0.42% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2010 Portfolio was changed to Columbia Retirement 2010 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 0.51%. Class Z shares returned negative 0.42%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its underlying funds.

■

At the end of the period, just under 60% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 64% at the beginning of the period. The portfolio’s positions in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. The fund outperformed its benchmark, which amplified relative returns. This gain was partially offset by the portfolio’s position in Columbia High Income Fund, which underperformed its benchmark by five percentage points during the period.

■

Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance. A small position in Columbia Acorn International Fund was eliminated from the portfolio during the period.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2010 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in

Portfolio Profile (continued) – Columbia Retirement 2010 Portfolio financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	9,505
Class C	9,300
Class R	9,429
Class Z	9,571

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2010 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–0.51	–0.89	–0.60	–0.42
1-year	–24.32	–24.86	–24.51	–24.14
Life	–1.73	–2.46	–2.00	–1.49

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–19.60	–19.80	–19.61	–19.50
1-year	–27.11	–27.60	–27.27	–26.94
Life	–4.32	–5.01	–4.55	–4.09

Annual operating expense ratio (%)*

Class A	14.34
Class C	15.09
Class R	14.59
Class Z	14.09
Annual operating expense ratio after contractual waivers (%)*

Class A	1.04
Class C	1.79
Class R	1.29
Class Z	0.79

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	8.52
Class C	8.51
Class R	8.51
Class Z	8.52
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.30
Class C	0.22
Class R	0.27
Class Z	0.32

Columbia Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.89	1,023.06	1.73	1.76	0.35
Class C	1,000.00	1,000.00	991.12	1,019.34	5.43	5.51	1.10
Class R	1,000.00	1,000.00	994.00	1,021.82	2.97	3.01	0.60
Class Z	1,000.00	1,000.00	995.78	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2015 Portfolio

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2015 Portfolio was changed to Columbia Retirement 2015 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 1.28%. Class Z shares returned negative 1.22%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its 10 underlying funds.

■

At the end of the period, 65% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 71% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–1.28% Class A shares

–1.22% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2015 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments,

Portfolio Profile (continued) – Columbia Retirement 2015 Portfolio market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2015 Portfolio

Annual operating expense ratio (%)*

Class A	10.21
Class C	10.96
Class R	10.46
Class Z	9.96
Annual operating expense ratio after contractual waivers (%)*

Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	7.58
Class C	7.57
Class R	7.57
Class Z	7.58
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.25
Class C	0.18
Class R	0.23
Class Z	0.27

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	8,788
Class C	8,595
Class R	8,716
Class Z	8,849

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2015 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–1.28	–1.73	–1.48	–1.22
1-year	–25.91	–26.44	–26.11	–25.68
Life	–4.33	–5.06	–4.61	–4.11

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–21.04	–21.28	–21.12	–20.96
1-year	–28.72	–29.26	–28.88	–28.57
Life	–7.06	–7.74	–7.29	–6.83

Columbia Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2015 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	987.21	1,023.06	1.72	1.76	0.35
Class C	1,000.00	1,000.00	982.69	1,019.34	5.41	5.51	1.10
Class R	1,000.00	1,000.00	985.22	1,021.82	2.95	3.01	0.60
Class Z	1,000.00	1,000.00	987.80	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–1.69% Class A shares

–1.59% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2020 Portfolio was changed to Columbia Retirement 2020 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 1.69%. Class Z shares returned negative 1.59%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its underlying funds.

■

At the end of the period, just under 70% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 74% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2020 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant

Portfolio Profile (continued) – Columbia Retirement 2020 Portfolio levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	9,237
Class C	9,034
Class R	9,173
Class Z	9,302

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2020 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–1.69	–2.09	–1.78	–1.59
1-year	–27.51	–28.06	–27.68	–27.33
Life	–2.69	–3.42	–2.92	–2.45

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–22.66	–23.06	–22.86	–22.66
1-year	–30.56	–31.15	–30.81	–30.42
Life	–5.62	–6.36	–5.89	–5.43

Annual operating expense ratio (%)*

Class A	13.86
Class C	14.61
Class R	14.11
Class Z	13.61
Annual operating expense ratio after contractual waivers (%)*

Class A	1.06
Class C	1.81
Class R	1.31
Class Z	0.81

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	8.16
Class C	8.15
Class R	8.16
Class Z	8.16
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.41
Class C	0.33
Class R	0.38
Class Z	0.44

Columbia Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.09	1,023.06	1.72	1.76	0.35
Class C	1,000.00	1,000.00	979.12	1,019.34	5.40	5.51	1.10
Class R	1,000.00	1,000.00	982.20	1,021.82	2.95	3.01	0.60
Class Z	1,000.00	1,000.00	984.08	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2025 Portfolio

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2025 Portfolio was changed to Columbia Retirement 2025 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 3.56%. Class Z shares returned negative 3.37%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its 10 underlying funds.

■

At the end of the period, just under 75% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 78% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–3.56% Class A shares

–3.37% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2025 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of

Portfolio Profile (continued) – Columbia Retirement 2025 Portfolio foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2025 Portfolio

Annual operating expense ratio (%)*

Class A	12.20
Class C	12.95
Class R	12.45
Class Z	11.95
Annual operating expense ratio after contractual waivers (%)*

Class A	1.08
Class C	1.83
Class R	1.33
Class Z	0.83

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	6.50
Class C	6.50
Class R	6.50
Class Z	6.50
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.26
Class C	0.20
Class R	0.24
Class Z	0.28

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	8,233
Class C	8,060
Class R	8,176
Class Z	8,294

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2025 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–3.56	–3.84	–3.60	–3.37
1-year	–30.20	–30.69	–30.36	–30.04
Life	–6.45	–7.13	–6.67	–6.22

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–25.08	–25.38	–25.15	–24.92
1-year	–32.99	–33.52	–33.14	–32.84
Life	–9.39	–10.07	–9.62	–9.16

Columbia Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2025 Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% Hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	964.40	1,023.06	1.70	1.76	0.35
Class C	1,000.00	1,000.00	961.62	1,019.34	5.35	5.51	1.10
Class R	1,000.00	1,000.00	964.00	1,021.82	2.92	3.01	0.60
Class Z	1,000.00	1,000.00	966.28	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–3.49% Class A shares

–3.39% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2030 Portfolio was changed to Columbia Retirement 2030 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 3.49%. Class Z shares returned negative 3.39%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio benefited from its reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its underlying funds.

■

At the end of the period, 80% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 83% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2030 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant

Portfolio Profile (continued) – Columbia Retirement 2030 Portfolio levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	8,525
Class C	8,334
Class R	8,454
Class Z	8,586

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2030 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–3.49	–3.90	–3.70	–3.39
1-year	–31.16	–31.71	–31.36	–30.98
Life	–5.33	–6.06	–5.60	–5.10

Average annual total return as of 03/31/09 (%)
Share class	A	C	R	Z
6-month (cumulative)	–25.87	–26.18	–25.97	–25.85
1-year	–34.01	–34.51	–34.18	–33.85
Life	–8.43	–9.12	–8.66	–8.20

Annual operating expense ratio (%)*

Class A	11.37
Class C	12.12
Class R	11.62
Class Z	11.12
Annual operating expense ratio after contractual waivers (%)*

Class A	1.09
Class C	1.84
Class R	1.34
Class Z	0.84

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	7.68
Class C	7.67
Class R	7.67
Class Z	7.68
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.33
Class C	0.25
Class R	0.30
Class Z	0.36

Columbia Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.09	1,023.06	1.71	1.76	0.35
Class C	1,000.00	1,000.00	961.02	1,019.34	5.35	5.51	1.10
Class R	1,000.00	1,000.00	963.01	1,021.82	2.92	3.01	0.60
Class Z	1,000.00	1,000.00	966.08	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2035 Portfolio

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2035 Portfolio was changed to Columbia Retirement 2035 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 4.10%. Class Z shares returned negative 4.05%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio’s emphasis on equities resulted in a negative return. However, performance benefited from reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its underlying funds.

■

At the end of the period, 85% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 87% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–4.10% Class A shares

–4.05% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2035 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial

Portfolio Profile (continued) – Columbia Retirement 2035 Portfolio accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2035 Portfolio

Annual operating expense ratio (%)*

Class A	10.59
Class C	11.34
Class R	10.84
Class Z	10.34
Annual operating expense ratio after contractual waivers (%)*

Class A	1.10
Class C	1.85
Class R	1.35
Class Z	0.85

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	6.42
Class C	6.41
Class R	6.41
Class Z	6.42
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.30
Class C	0.24
Class R	0.28
Class Z	0.32

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 06/01/06 – 04/30/09 ($)
Class A	7,918
Class C	7,735
Class R	7,848
Class Z	7,975

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2035 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–4.10	–4.57	–4.32	–4.05
1-year	–32.75	–33.35	–33.02	–32.65
Life	–7.70	–8.43	–7.98	–7.47

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–27.62	–27.94	–27.70	–27.54
1-year	–35.68	–36.21	–35.83	–35.52
Life	–10.94	–11.62	–11.17	–10.71

Columbia Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	958.99	1,023.06	1.70	1.76	0.35
1,000.00	1,000.00	954.28	1,019.34	5.33	5.51	1.10
1,000.00	1,000.00	956.81	1,021.82	2.91	3.01	0.60
1,000.00	1,000.00	959.49	1,024.30	0.49	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Profile – Columbia Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

–4.77% Class A shares

–4.79% Class Z shares

–8.53% S&P 500 Index

+7.74% Barclays Capital U.S. Aggregate Bond Index

Summary

■

Effective May 18, 2009, the name of Banc of America Retirement 2040 Portfolio was changed to Columbia Retirement 2040 Portfolio. The portfolio managers have also changed. Effective February 20, 2009, Colin Moore, Kent M. Peterson, Marie M. Schofield and Anwiti Bahuguna are co-managers of the portfolio.

■

For the six-month period that ended April 30, 2009, the portfolio’s Class A shares returned negative 4.77%. Class Z shares returned negative 4.79%. The portfolio’s equity benchmark, the S&P 500 Index,[1] returned negative 8.53%. The fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index,[2] returned positive 7.74%.

■

As concerns over the nation’s financial institutions mounted and the U.S. economy struggled, investors drove stock prices down and sought shelter in the highest quality government bonds. However, in the final months of the period, the landscape began to change: the new administration’s plans for stabilizing the financial system began to take shape, many corporate profit announcements came in at or near consensus estimates and a significant stimulus package buoyed hopes that economic growth might pick up in the second half of the year. In this environment, the portfolio’s emphasis on equities resulted in a negative return. However, performance benefited from reduced exposure to equities compared to the previous period and from above-benchmark performance from five of its underlying funds.

■

At the end of the period, 89% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, compared to 92% at the beginning of the period. The portfolio’s position in Columbia Total Return Bond Fund helped capture rising fixed income returns across a spectrum of sectors in the second half of the six-month period. In addition, the fund outperformed its benchmark, which amplified relative returns.

■

A solid gain from the portfolio’s fixed income allocation was offset by its equity results. Although equity returns were negative for the period, Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund and Columbia Small Cap Value Fund II outperformed their benchmarks. Columbia Multi-Advisor International Equity Fund delivered a positive return for the period, outperforming its benchmark by nearly five percentage points. Columbia Acorn International, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Growth Fund II lagged their respective benchmarks and detracted from relative performance.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Portfolio Profile (continued) – Columbia Retirement 2040 Portfolio

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the portfolio since 2006 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Colin Moore has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 2006.

Marie M. Schofield has co-managed the portfolio since 2009 and has been associated with the advisor or its predecessors as an investment professional since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from those presented for other Columbia Funds.

The Columbia Retirement Portfolios are “fund of funds” that seek the highest total return over time by investing in underlying Columbia Funds consistent with a capital growth to capital preservation asset mix strategy. The Adviser continuously monitors the portfolio’s allocations to the underlying funds and rebalances the allocation to each asset class, sub-asset class or underlying fund when appropriate.

Up to and through 15 years beyond its retirement year, the portfolio’s asset mix will continue to become more conservative, with a declining exposure to the underlying funds that invest in equity securities and an increasing exposure to the underlying funds that invest primarily in fixed-income securities and short-term bonds.

The target date represents the approximate date when investors plan to start withdrawing their money. The principal value of the portfolio is not guaranteed at any time, including any date prior to, on and beyond the stated target date.

The following is a summary of some of the principal risks of investing in Columbia Retirement Portfolios: Expenses and investment risks related to the underlying funds may differ for each of the Columbia Retirement Portfolios and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Columbia Retirement Portfolios include stock market fluctuations due to business and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some

Portfolio Profile (continued) – Columbia Retirement 2040 Portfolio foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Detailed information about each of the Columbia Retirement Portfolios and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Performance Information – Columbia Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 Investment 06/01/06 – 04/30/09 ($)
Class A	8,142
Class C	7,967
Class R	8,083
Class Z	8,191

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Retirement 2040 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
6-month (cumulative)	–4.77	–5.19	–4.87	–4.79
1-year	–34.28	–34.75	–34.45	–34.13
Life	–6.81	–7.50	–7.04	–6.62

Average annual total return as of 03/31/09 (%)

Share class	A	C	R	Z
6-month (cumulative)	–28.88	–29.20	–28.99	–28.88
1-year	–37.22	–37.72	–37.39	–37.15
Life	–10.20	–10.88	–10.42	–10.01

Annual operating expense ratio (%)*

Class A	7.81
Class C	8.56
Class R	8.06
Class Z	7.56
Annual operating expense ratio after contractual waivers (%)*

Class A	1.12
Class C	1.87
Class R	1.37
Class Z	0.87

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/19. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)
Class A	7.42
Class C	7.42
Class R	7.42
Class Z	7.41
Distributions declared per share

11/01/08 – 04/30/09 ($)
Class A	0.31
Class C	0.23
Class R	0.29
Class Z	0.34

Columbia Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestments of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Columbia Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.30	1,023.06	1.69	1.76	0.35
Class C	1,000.00	1,000.00	948.08	1,019.34	5.31	5.51	1.10
Class R	1,000.00	1,000.00	951.30	1,021.82	2.90	3.01	0.60
Class Z	1,000.00	1,000.00	952.10	1,024.30	0.48	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Columbia Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Investment Portfolio – Columbia Retirement 2005 Portfolio

April 30, 2009 (Unaudited)

Investment Companies (a) – 99.9%

	Shares	Value ($)
Columbia Acorn International, Class Z	1	17
Columbia High Income Fund, Class Z	4,195	27,017
Columbia Large Cap Enhanced Core Fund, Class Z	24,854	210,014
Columbia Large Cap Value Fund, Class Z	3,985	32,637
Columbia Marsico Focused Equities Fund, Class Z	2,472	37,774
Columbia Mid Cap Growth Fund, Class Z	1,873	28,687
Columbia Mid Cap Value Fund, Class Z	3,466	29,601
Columbia Multi-Advisor International Equity Fund, Class Z	10,352	94,719
Columbia Short Term Bond Fund, Class Z	7,854	74,924
Columbia Small Cap Growth Fund II, Class Z	1,244	9,440
Columbia Small Cap Value Fund II, Class Z	1,658	14,210
Columbia Total Return Bond Fund, Class Z	38,103	338,740

Total Investment Companies (cost of $1,235,739)		897,780

Short-Term Obligation – 3.9%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $40,000 (repurchase proceeds $35,000)	35,000	35,000

Total Short-Term Obligation (cost of $35,000)		35,000

Total Investments – 103.8% (cost of $1,270,739) (b)		932,780

Other Assets & Liabilities, Net – (3.8)%		(33,876)

Net Assets – 100.0%		898,904

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,270,739.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$897,780	$—
Level 2 – Other Significant Observable Inputs	35,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$932,780	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the security valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2010 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 99.8%

	Shares	Value ($)
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia High Income Fund, Class Z	2,775	17,873
Columbia Large Cap Enhanced Core Fund, Class Z	30,772	260,024
Columbia Large Cap Value Fund, Class Z	5,816	47,629
Columbia Marsico Focused Equities Fund, Class Z	3,518	53,750
Columbia Mid Cap Growth Fund, Class Z	2,940	45,039
Columbia Mid Cap Value Fund, Class Z	5,290	45,174
Columbia Multi-Advisor International Equity Fund, Class Z	14,110	129,103
Columbia Small Cap Growth Fund II, Class Z	2,134	16,197
Columbia Small Cap Value Fund II, Class Z	2,660	22,792
Columbia Total Return Bond Fund, Class Z	44,414	394,844

Total Investment Companies (cost of $1,420,821)		1,032,426

Short-Term Obligation – 2.8%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $30,000 (repurchase proceeds $29,000)	29,000	29,000

Total Short-Term Obligation (cost of $29,000)		29,000

Total Investments – 102.6% (cost of $1,449,821) (b)		1,061,426

Other Assets & Liabilities, Net – (2.6)%		(26,933)

Net Assets – 100.0%		1,034,493

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,449,821.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,032,426	$—
Level 2 – Other Significant Observable Inputs	29,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,061,426	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2015 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 99.9%

	Shares	Value ($)
Columbia Acorn International, Class Z	392	9,406
Columbia Large Cap Enhanced Core Fund, Class Z	44,765	378,260
Columbia Large Cap Value Fund, Class Z	9,206	75,397
Columbia Marsico Focused Equities Fund, Class Z	5,475	83,657
Columbia Mid Cap Growth Fund, Class Z	4,329	66,326
Columbia Mid Cap Value Fund, Class Z	7,717	65,902
Columbia Multi-Advisor International Equity Fund, Class Z	19,653	179,822
Columbia Small Cap Growth Fund II, Class Z	3,128	23,741
Columbia Small Cap Value Fund II, Class Z	3,842	32,928
Columbia Total Return Bond Fund, Class Z	56,639	503,521

Total Investment Companies (cost of $1,828,791)		1,418,960

Short-Term Obligation – 2.7%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $40,000 (repurchase proceeds $38,000)	38,000	38,000

Total Short-Term Obligation (cost of $38,000)		38,000

Total Investments – 102.6% (cost of $1,866,791) (b)		1,456,960

Other Assets & Liabilities, Net – (2.6)%		(36,897)

Net Assets – 100.0%		1,420,063

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,866,791.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,418,960	$—
Level 2 – Other Significant Observable Inputs	38,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,456,960	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2020 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 98.6%

	Shares	Value ($)
Columbia Acorn International, Class Z	731	17,548
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia Large Cap Enhanced Core Fund, Class Z	52,462	443,305
Columbia Large Cap Value Fund, Class Z	12,071	98,863
Columbia Marsico Focused Equities Fund, Class Z	7,093	108,385
Columbia Mid Cap Growth Fund, Class Z	5,339	81,800
Columbia Mid Cap Value Fund, Class Z	9,756	83,320
Columbia Multi-Advisor International Equity Fund, Class Z	23,791	217,687
Columbia Small Cap Growth Fund II, Class Z	4,666	35,413
Columbia Small Cap Value Fund II, Class Z	5,578	47,806
Columbia Total Return Bond Fund, Class Z	55,534	493,701

Total Investment Companies (cost of $2,019,769)		1,627,829

Short-Term Obligation – 2.4%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $40,000 (repurchase proceeds $39,000)	39,000	39,000

Total Short-Term Obligation (cost of $39,000)		39,000

Total Investments – 101.0% (cost of $2,058,769) (b)		1,666,829

Other Assets & Liabilities, Net – (1.0)%		(16,009)

Net Assets – 100.0%		1,650,820

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,058,769.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,627,829	$—
Level 2 – Other Significant Observable Inputs	39,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,666,829	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2025 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 100.0%

	Shares	Value ($)
Columbia Acorn International, Class Z	1,396	33,492
Columbia Large Cap Enhanced Core Fund, Class Z	70,892	599,041
Columbia Large Cap Value Fund, Class Z	17,989	147,328
Columbia Marsico Focused Equities Fund, Class Z	11,130	170,067
Columbia Mid Cap Growth Fund, Class Z	8,260	126,542
Columbia Mid Cap Value Fund, Class Z	14,654	125,149
Columbia Multi-Advisor International Equity Fund, Class Z	33,487	306,410
Columbia Small Cap Growth Fund II, Class Z	7,716	58,565
Columbia Small Cap Value Fund II, Class Z	8,812	75,517
Columbia Total Return Bond Fund, Class Z	62,244	553,346

Total Investment Companies (cost of $2,806,454)		2,195,457

Short-Term Obligation – 1.7%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $40,000 (repurchase proceeds $38,000)	38,000	38,000

Total Short-Term Obligation (cost of $38,000)		38,000

Total Investments – 101.7% (cost of $2,844,454) (b)		2,233,457

Other Assets & Liabilities, Net – (1.7)%		(37,288)

Net Assets – 100.0%		2,196,169

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,844,454.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,195,457	$—
Level 2 – Other Significant Observable Inputs	38,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,233,457	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2030 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 100.0%

	Shares	Value ($)
Columbia Acorn International, Class Z	1,777	42,640
Columbia Large Cap Enhanced Core Fund, Class Z	70,265	593,737
Columbia Large Cap Value Fund, Class Z	19,344	158,430
Columbia Marsico Focused Equities Fund, Class Z	11,881	181,534
Columbia Mid Cap Growth Fund, Class Z	8,435	129,222
Columbia Mid Cap Value Fund, Class Z	15,048	128,509
Columbia Multi-Advisor International Equity Fund, Class Z	32,981	301,773
Columbia Small Cap Growth Fund II, Class Z	6,819	51,757
Columbia Small Cap Value Fund II, Class Z	10,094	86,502
Columbia Total Return Bond Fund, Class Z	48,600	432,054

Total Investment Companies (cost of $2,851,029)		2,106,158

Short-Term Obligation – 1.8%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $40,000 (repurchase proceeds $38,000)	38,000	38,000

Total Short-Term Obligation (cost of $38,000)		38,000

Total Investments – 101.8% (cost of $2,889,029) (b)		2,144,158

Other Assets & Liabilities, Net – (1.8)%		(38,693)

Net Assets – 100.0%		2,105,465

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,889,029.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,106,158	$—
Level 2 – Other Significant Observable Inputs	38,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,144,158	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2035 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 100.0%

	Shares	Value ($)
Columbia Acorn International, Class Z	2,466	59,154
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia Large Cap Enhanced Core Fund, Class Z	79,101	668,401
Columbia Large Cap Value Fund, Class Z	23,687	193,997
Columbia Marsico Focused Equities Fund, Class Z	14,325	218,892
Columbia Mid Cap Growth Fund, Class Z	9,722	148,944
Columbia Mid Cap Value Fund, Class Z	17,299	147,731
Columbia Multi-Advisor International Equity Fund, Class Z	37,181	340,209
Columbia Small Cap Growth Fund II, Class Z	7,840	59,504
Columbia Small Cap Value Fund II, Class Z	11,536	98,864
Columbia Total Return Bond Fund, Class Z	39,828	354,067

Total Investment Companies (cost of $3,159,784)		2,289,764

Short-Term Obligation – 1.7%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14/09, market value of $45,000 (repurchase proceeds $40,000)	40,000	40,000

Total Short-Term Obligation (cost of $40,000)		40,000

Total Investments – 101.7% (cost of $3,199,784) (b)		2,329,764

Other Assets & Liabilities, Net – (1.7)%		(39,131)

Net Assets – 100.0%		2,290,633

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,199,784.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,289,764	$—
Level 2 – Other Significant Observable Inputs	40,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,329,764	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Retirement 2040 Portfolio

April 30, 2009 (Unaudited)

Investment Companies(a) – 98.9%

	Shares	Value ($)
Columbia Acorn International, Class Z	4,874	116,931
Columbia Cash Reserves, Capital Class Shares	1	1
Columbia Large Cap Enhanced Core Fund, Class Z	122,533	1,035,407
Columbia Large Cap Value Fund, Class Z	42,240	345,944
Columbia Marsico Focused Equities Fund, Class Z	25,233	385,564
Columbia Mid Cap Growth Fund, Class Z	17,509	268,231
Columbia Mid Cap Value Fund, Class Z	31,142	265,955
Columbia Multi-Advisor International Equity Fund, Class Z	61,153	559,554
Columbia Small Cap Growth Fund II, Class Z	15,473	117,438
Columbia Small Cap Value Fund II, Class Z	21,430	183,654
Columbia Total Return Bond Fund, Class Z	43,900	390,267

Total Investment Companies (cost of $4,966,310)		3,668,946

Short-Term Obligation – 0.9%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 04/30/09, due 05/01/09 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/14//09, market value of $35,000 (repurchase proceeds $33,000)	33,000	33,000

Total Short-Term Obligation (cost of $33,000)		33,000

Total Investments – 99.8% (cost of $4,999,310) (b)		3,701,946

Other Assets & Liabilities, Net – 0.2%		7,740

Net Assets – 100.0%		3,709,686

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,999,310.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Portfolio’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,668,946	$—
Level 2 – Other Significant Observable Inputs	33,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$3,701,946	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities – Columbia Retirement Portfolios

April 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio	Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Assets
Repurchase agreement, at cost	35,000	29,000	38,000	39,000
Affiliated investments, at cost	1,235,739	1,420,821	1,828,791	2,019,769

Total investments, at cost	1,270,739	1,449,821	1,866,791	2,058,769

Repurchase agreement, at value	35,000	29,000	38,000	39,000
Affiliated investments, at value	897,780	1,032,426	1,418,960	1,627,829

Total investments, at value	932,780	1,061,426	1,456,960	1,666,829

Cash	551	855	346	893
Receivable for portfolio shares sold	—	—	—	21,100
Expense reimbursement due from investment advisor	29,206	34,919	24,716	22,893
Prepaid expenses	73	90	129	114

Total assets	962,610	1,097,290	1,482,151	1,711,829

Liabilities
Payable for:
Investments purchased	—	—	—	—
Investment advisory fee	69	78	113	121
Transfer agent fee	32	24	105	228
Trustees’ fees	13,839	13,839	13,880	13,839
Audit fee	16,424	16,426	16,426	16,426
Legal fees	21,345	21,574	21,033	21,393
Pricing and bookkeeping fees	2,080	2,080	2,081	2,081
Custody fee	803	825	825	825
Distribution and service fees	66	14	11	13
Reports to shareholders	7,144	6,056	5,727	3,814
Chief compliance officer expenses	59	59	59	59
Other liabilities	1,845	1,822	1,828	2,210

Total liabilities	63,706	62,797	62,088	61,009

Net Assets	898,904	1,034,493	1,420,063	1,650,820

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio	Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

38,000	38,000	40,000	33,000
2,806,454	2,851,029	3,159,784	4,966,310

2,844,454	2,889,029	3,199,784	4,999,310

38,000	38,000	40,000	33,000
2,195,457	2,106,158	2,289,764	3,668,946

2,233,457	2,144,158	2,329,764	3,701,946

84	962	112	180
600	930	1,150	48,579

23,149	18,155	18,503	22,921
130	147	171	238

2,257,420	2,164,352	2,349,700	3,773,864

400	200	550	5,667
170	159	177	266
297	449	462	1,348
13,839	13,839	13,838	13,838
16,426	16,426	16,425	16,425
21,294	21,293	21,294	21,393
2,081	2,081	2,081	2,082
825	825	803	803
11	12	10	12
3,679	1,727	1,097	31
59	58	64	61
2,170	1,818	2,266	2,252

61,251	58,887	59,067	64,178

2,196,169	2,105,465	2,290,633	3,709,686

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Columbia Retirement Portfolios

April 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio	Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Net Assets Consist of
Paid-in capital	1,275,380	1,546,692	2,123,539	2,324,921
Undistributed net investment income	6,125	5,416	5,801	5,810
Accumulated net realized loss	(44,642)	(129,220)	(299,446)	(287,971)
Net unrealized appreciation (depreciation) on investments	(337,959)	(388,395)	(409,831)	(391,940)

Net Assets	898,904	1,034,493	1,420,063	1,650,820

Class A
Net assets	$46,536	$9,504	$8,787	$9,237
Shares outstanding	5,423	1,116	1,160	1,132
Net asset value per share	$8.58	$8.52	$7.58	$8.16

Class C
Net assets	$45,903	$9,300	$8,597	$9,037
Shares outstanding	5,357	1,093	1,135	1,109
Net asset value per share	$8.57	$8.51	$7.57	$8.15

Class R
Net assets	$46,323	$9,433	$8,717	$9,179
Shares outstanding	5,402	1,108	1,151	1,125
Net asset value per share	$8.57 (a)	$8.51	$7.57	$8.16

Class Z
Net assets	$760,142	$1,006,256	$1,393,962	$1,623,367
Shares outstanding	88,524	118,092	183,913	198,997
Net asset value per share	$8.59	$8.52	$7.58	$8.16

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

($)	($)		($)	($)
Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio		Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

2,964,936	3,036,661		3,423,174	5,342,255
5,999	4,496		3,792	3,066
(163,769)	(190,821)		(266,313)	(338,271)

(610,997)	(744,871)		(870,020)	(1,297,364)

2,196,169	2,105,465		2,290,633	3,709,686

$8,237	$8,522		$7,912	$8,138
1,267	1,110		1,233	1,097
$6.50	$7.68		$6.42	$7.42

$8,059	$8,338		$7,741	$7,961
1,239	1,086		1,207	1,074
$6.50	$7.67	(a)	$6.41	$7.42 (a)

$8,176	$8,458		$7,852	$8,079
1,258	1,102		1,224	1,089
$6.50	$7.67	(a)	$6.41 (a)	$7.42

$2,171,697	$2,080,147		$2,267,128	$3,685,508
334,252	270,893		353,202	497,236
$6.50	$7.68		$6.42	$7.41

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Retirement Portfolios

For the Six Months Ended April 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Retirement 2005 Portfolio	Columbia Retirement 2010 Portfolio	Columbia Retirement 2015 Portfolio	Columbia Retirement 2020 Portfolio
Investment Income
Dividends from affiliates	17,554	18,630	22,018	22,368
Interest	11	11	12	13

Total Investment Income	17,565	18,641	22,030	22,381

Expenses
Investment advisory fee	427	483	621	687
Shareholder servicing and distribution fee – Class A	55	11	11	11
Distribution fee:
Class C	163	33	30	32
Class R	109	22	21	21
Service fee:
Class C	54	11	10	11
Transfer agent fee	201	392	692	1,329
Pricing and bookkeeping fees	13,044	13,044	13,045	13,045
Trustees’ fees	3,482	3,482	3,493	3,482
Custody fee	2,487	2,494	2,494	2,494
Registration fees	37,281	45,008	27,492	30,418
Audit fee	13,092	13,092	13,092	13,092
Legal fees	25,272	25,499	25,238	25,498
Reports to shareholders	9,283	9,318	9,495	9,101
Chief compliance officer expenses	297	297	297	297
Other expenses	3,354	3,365	3,394	3,385

Total Expenses	108,601	116,551	99,425	102,903
Fees waived or expenses reimbursed by investment advisor	(107,793)	(115,991)	(98,732)	(102,141)

Net Expenses	808	560	693	762

Net Investment Income	16,757	18,081	21,337	21,619

Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received
Net realized gain (loss) on:
Affiliated investments	(42,772)	(109,074)	(196,168)	(183,919)
Capital gains distributions received	934	1,430	2,098	2,340

Net realized loss	(41,838)	(107,644)	(194,070)	(181,579)
Net change in unrealized appreciation (depreciation) on investments	24,690	78,196	158,902	136,893

Net Loss	(17,148)	(29,448)	(35,168)	(44,686)

Net Decrease Resulting from Operations	(391)	(11,367)	(13,831)	(23,067)

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Columbia Retirement 2025 Portfolio	Columbia Retirement 2030 Portfolio	Columbia Retirement 2035 Portfolio	Columbia Retirement 2040 Portfolio

29,142	25,784	28,499	39,018
13	12	12	11

29,155	25,796	28,511	39,029

905	866	1,000	1,531

10	10	9	9

29	29	27	28
19	20	18	19

9	10	9	9
1,743	2,544	2,662	7,500
13,045	13,045	13,045	13,045
3,482	3,482	3,482	3,482
2,494	2,494	2,487	2,487
30,383	30,028	30,492	30,827
13,092	13,092	13,092	13,092
25,499	25,499	25,499	25,498
9,314	9,162	9,088	12,919
297	297	299	299
3,400	3,409	3,428	3,477

103,721	103,987	104,637	114,222

(102,749)	(103,052)	(103,574)	(112,626)

972	935	1,063	1,596

28,183	24,861	27,448	37,433

(123,353)	(169,106)	(228,253)	(217,920)
3,846	3,670	4,744	7,781

(119,507)	(165,436)	(223,509)	(210,139)

85,511	98,708	112,029	56,218

(33,996)	(66,728)	(111,480)	(153,921)

(5,813)	(41,867)	(84,032)	(116,488)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Retirement Portfolios

Increase (Decrease) in Net Assets	Columbia Retirement 2005 Portfolio		Columbia Retirement 2010 Portfolio
	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations
Net investment income	16,757	32,107	18,081	38,533
Net realized gain (loss) on investments and capital gains distributions received	(41,838)	22,150	(107,644)	5,709
Net change in unrealized appreciation (depreciation) on investments	24,690	(377,951)	78,196	(495,835)

Net decrease resulting from operations	(391)	(323,694)	(11,367)	(451,593)

Distributions to Shareholders
From net investment income:
Class A	(1,573)	(835)	(319)	(161)
Class C	(1,155)	(390)	(230)	(67)
Class R	(1,434)	(688)	(289)	(130)
Class Z	(27,705)	(15,756)	(35,976)	(23,234)
From net realized gains:
Class A	(614)	(935)	—	(168)
Class C	(612)	(934)	—	(166)
Class R	(614)	(935)	—	(166)
Class Z	(9,948)	(15,053)	—	(19,808)

Total distributions to shareholders	(43,655)	(35,526)	(36,814)	(43,900)

Net Capital Stock Transactions	40,135	23,446	(48,507)	75,583
Total increase (decrease) in net assets	(3,911)	(335,774)	(96,688)	(419,910)

Net Assets
Beginning of period	902,815	1,238,589	1,131,181	1,551,091
End of period	898,904	902,815	1,034,493	1,131,181
Undistributed net investment income at end of period	6,125	21,235	5,416	24,149

See Accompanying Notes to Financial Statements.

Columbia Retirement 2015 Portfolio		Columbia Retirement 2020 Portfolio		Columbia Retirement 2025 Portfolio
(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)

21,337	47,337	21,619	32,164	28,183	32,676

(194,070)	(73,035)	(181,579)	(54,106)	(119,507)	17,202
158,902	(632,603)	136,893	(558,711)	85,511	(737,044)

(13,831)	(658,301)	(23,067)	(580,653)	(5,813)	(687,166)

(281)	(198)	(224)	(171)	(158)	(203)
(198)	(109)	(135)	(75)	(78)	—
(253)	(167)	(194)	(139)	(132)	(173)
(43,713)	(37,429)	(35,885)	(17,604)	(42,036)	(22,994)

—	(999)	(217)	(207)	(161)	(1,874)
—	(993)	(214)	(205)	(159)	(1,987)
—	(998)	(216)	(206)	(161)	(1,870)
—	(168,200)	(30,835)	(23,818)	(36,647)	(225,354)

(44,445)	(209,093)	(67,920)	(42,425)	(79,532)	(254,455)

107,451	431,181	361,927	586,253	739,813	1,012,876
49,175	(436,213)	270,940	(36,825)	654,468	71,255

1,370,888	1,807,101	1,379,880	1,416,705	1,541,701	1,470,446
1,420,063	1,370,888	1,650,820	1,379,880	2,196,169	1,541,701
5,801	28,909	5,810	20,629	5,999	20,220

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Columbia Retirement Portfolios

Increase (Decrease) in Net Assets	Columbia Retirement 2030 Portfolio		Columbia Retirement 2035 Portfolio
	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations
Net investment income	24,861	31,330	27,448	30,679
Net realized gain (loss) on investments and capital gains distributions received	(165,436)	36,776	(223,509)	52,935
Net change in unrealized appreciation (depreciation) on investments	98,708	(882,149)	112,029	(1,060,237)

Net decrease resulting from operations	(41,867)	(814,043)	(84,032)	(976,623)

Distributions to Shareholders
From net investment income:
Class A	(163)	(168)	(125)	(177)
Class C	(79)	(73)	(46)	(87)
Class R	(135)	(136)	(98)	(149)
Class Z	(38,294)	(18,410)	(38,893)	(25,757)
From net realized gains:
Class A	(188)	(196)	(230)	(1,562)
Class C	(185)	(193)	(228)	(1,555)
Class R	(187)	(195)	(229)	(1,558)
Class Z	(37,613)	(28,754)	(59,079)	(238,479)

Total distributions to shareholders	(76,844)	(48,125)	(98,928)	(269,324)

Net Capital Stock Transactions	425,782	1,029,715	274,105	1,542,683
Total increase (decrease) in net assets	307,071	167,547	91,145	296,736

Net Assets
Beginning of period	1,798,394	1,630,847	2,199,488	1,902,752
End of period	2,105,465	1,798,394	2,290,633	2,199,488
Undistributed net investment income at end of period	4,496	18,306	3,792	15,506

See Accompanying Notes to Financial Statements.

Columbia Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)

37,433	35,164
(210,139)	5,750
56,218	(1,469,569)

(116,488)	(1,428,655)

(107)	(181)
(24)	(86)
(79)	(149)
(51,045)	(31,035)

(222)	(242)
(219)	(240)
(221)	(241)
(84,271)	(56,302)

(136,188)	(88,476)

930,793	2,074,572
678,117	557,441

3,031,569	2,474,128
3,709,686	3,031,569
3,066	16,888

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Retirement 2005 Portfolio
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Distributions reinvested	262	2,186	148	1,771

Class C
Distributions reinvested	212	1,768	111	1,324

Class R
Subscriptions	—	—	—	—
Distributions reinvested	246	2,047	136	1,622

Net increase	246	2,047	136	1,622

Class Z
Subscriptions	1,580	13,077	4,690	53,600
Distributions reinvested	4,500	37,488	2,578	30,809
Redemptions	(1,954)	(16,431)	(5,439)	(65,680)

Net increase (decrease)	4,126	34,134	1,829	18,729

See Accompanying Notes to Financial Statements.

Columbia Retirement 2010 Portfolio				Columbia Retirement 2015 Portfolio				Columbia Retirement 2020 Portfolio
(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

39	319	27	329	39	281	108	1,197	56	440	30	378

28	230	19	232	26	198	101	1,102	45	350	22	279

—	—	—	—	—	—	—	—	1	10	—	—
35	289	24	297	34	253	106	1,166	52	410	28	345

35	289	24	297	34	253	106	1,166	53	420	28	345

6,855	56,278	24,745	278,733	35,315	258,977	83,690	928,341	55,883	437,824	89,211	1,001,000
4,350	35,976	3,554	43,042	5,912	43,509	15,152	166,972	8,448	66,664	3,340	41,348
(17,220)	(141,599)	(21,602)	(247,050)	(26,211)	(195,767)	(69,732)	(667,597)	(19,831)	(143,771)	(41,809)	(457,097)

(6,015)	(49,345)	6,697	74,725	15,016	106,719	29,110	427,716	44,500	360,717	50,742	585,251

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Retirement 2025 Portfolio
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Distributions reinvested	51	320	204	2,077

Class C
Distributions reinvested	37	237	194	1,978

Class R
Distributions reinvested	46	292	201	2,044

Class Z
Subscriptions	116,022	721,183	106,381	1,006,459
Distributions reinvested	12,455	78,594	22,338	227,622
Redemptions	(9,929)	(60,813)	(25,242)	(227,304)

Net increase	118,548	738,964	103,477	1,006,777

See Accompanying Notes to Financial Statements.

Columbia Retirement 2030 Portfolio				Columbia Retirement 2035 Portfolio				Columbia Retirement 2040 Portfolio
(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

47	351	29	363	57	356	164	1,740	45	329	34	423

35	264	22	266	44	273	155	1,642	34	243	26	326

43	322	27	330	52	328	161	1,707	42	300	31	390

67,059	490,191	108,083	1,196,438	73,068	449,077	159,666	1,465,271	153,790	1,104,202	269,667	2,985,174
10,106	75,290	3,792	46,609	15,745	97,933	23,283	246,573	18,792	134,928	6,942	86,713
(19,061)	(140,636)	(19,412)	(214,291)	(44,500)	(273,862)	(18,460)	(174,250)	(44,331)	(309,209)	(87,002)	(998,454)

58,104	424,845	92,463	1,028,756	44,313	273,148	164,489	1,537,594	128,251	929,921	189,607	2,073,433

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$9.03		$12.66	$11.43	$10.00

Income from Investment Operations:
Net investment income (c)	0.16		0.31	0.44	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.19)		(3.59)	1.41	1.27

Total from investment operations	(0.03)		(3.28)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.30)		(0.17)	(0.36)	—
From net realized gains	(0.12)		(0.18)	(0.26)	—

Total distributions to shareholders	(0.42)		(0.35)	(0.62)	—

Net Asset Value, End of Period	$8.58		$9.03	$12.66	$11.43
Total return (e)(f)	(0.15	)%(g)	(26.56)%	16.71%	14.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	25.47	%(d)	17.06%	118.11%	507.39	%(d)
Net investment income	3.80	%(d)	2.78%	3.69%	3.72	%(d)
Portfolio turnover rate	8	%(g)	15%	65%	49	%(g)
Net assets, end of period (000’s)	$47		$47	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.96		$12.58	$11.39	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.23	0.35	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.18)		(3.59)	1.41	1.26

Total from investment operations	(0.05)		(3.36)	1.76	1.39

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.08)	(0.31)	—
From net realized gains	(0.12)		(0.18)	(0.26)	—

Total distributions to shareholders	(0.34)		(0.26)	(0.57)	—

Net Asset Value, End of Period	$8.57		$8.96	$12.58	$11.39
Total return (e)(f)	(0.41	)%(g)	(27.21)%	15.93%	13.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	25.47	%(d)	17.06%	118.11%	507.39	%(d)
Net investment income	3.06	%(d)	2.03%	2.94%	2.99	%(d)
Portfolio turnover rate	8	%(g)	15%	65%	49	%(g)
Net assets, end of period (000’s)	$46		$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$9.00		$12.63	$11.42	$10.00

Income from Investment Operations:
Net investment income (c)	0.15		0.28	0.41	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.18)		(3.59)	1.40	1.27

Total from investment operations	(0.03)		(3.31)	1.81	1.42

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.14)	(0.34)	—
From net realized gains	(0.12)		(0.18)	(0.26)	—

Total distributions to shareholders	(0.40)		(0.32)	(0.60)	—

Net Asset Value, End of Period	$8.57		$9.00	$12.63	$11.42
Total return (e)(f)	(0.24	)%(g)	(26.81)%	16.39%	14.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	25.47	%(d)	17.06%	118.11%	507.39	%(d)
Net investment income	3.55	%(d)	2.53%	3.43%	3.51	%(d)
Portfolio turnover rate	8	%(g)	15%	65%	49	%(g)
Net assets, end of period (000’s)	$46		$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$9.05		$12.70	$11.44	$10.00

Income from Investment Operations:
Net investment income (c)	0.17		0.34	0.40	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.18)		(3.61)	1.49	1.27

Total from investment operations	(0.01)		(3.27)	1.89	1.44

Less Distributions to Shareholders:
From net investment income	(0.33)		(0.20)	(0.37)	—
From net realized gains	(0.12)		(0.18)	(0.26)	—

Total distributions to shareholders	(0.45)		(0.38)	(0.63)	—

Net Asset Value, End of Period	$8.59		$9.05	$12.70	$11.44
Total return (e)(f)	0.05	%(g)	(26.45)%	17.13%	14.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	25.47	%(d)	17.06%	118.11%	507.39	%(d)
Net investment income	4.05	%(d)	3.01%	3.27%	3.97	%(d)
Portfolio turnover rate	8	%(g)	15%	65%	49	%(g)
Net assets, end of period (000’s)	$760		$764	$1,048	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.87		$12.84	$11.47	$10.00

Income from Investment Operations:
Net investment income (c)	0.14		0.27	0.37	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.19)		(3.93)	1.58	1.34

Total from investment operations	(0.05)		(3.66)	1.95	1.47

Less Distributions to Shareholders:
From net investment income	(0.30)		(0.15)	(0.25)	—
From net realized gains	—		(0.16)	(0.33)	—

Total distributions to shareholders	(0.30)		(0.31)	(0.58)	—

Net Asset Value, End of Period	$8.52		$8.87	$12.84	$11.47
Total return (e)(f)	(0.51	)%(g)	(29.13)%	17.53%	14.70	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	24.26	%(d)	13.30%	91.32%	518.19	%(d)
Net investment income	3.55	%(d)	2.41%	3.14%	3.17	%(d)
Portfolio turnover rate	11	%(g)	24%	118%	50	%(g)
Net assets, end of period (000’s)	$10		$10	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.81		$12.75	$11.43	$10.00

Income from Investment Operations:
Net investment income (c)	0.11		0.18	0.28	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.19)		(3.90)	1.57	1.33

Total from investment operations	(0.08)		(3.72)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.06)	(0.20)	—
From net realized gains	—		(0.16)	(0.33)	—

Total distributions to shareholders	(0.22)		(0.22)	(0.53)	—

Net Asset Value, End of Period	$8.51		$8.81	$12.75	$11.43
Total return (e)(f)	(0.89	)%(g)	(29.63)%	16.66%	14.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	24.26	%(d)	13.30%	91.32%	518.19	%(d)
Net investment income	2.80	%(d)	1.66%	2.40%	2.46	%(d)
Portfolio turnover rate	11	%(g)	24%	118%	50	%(g)
Net assets, end of period (000’s)	$9		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.84		$12.81	$11.46	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.24	0.34	0.12
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.19)		(3.93)	1.57	1.34

Total from investment operations	(0.06)		(3.69)	1.91	1.46

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.12)	(0.23)	—
From net realized gains	—		(0.16)	(0.33)	—

Total distributions to shareholders	(0.27)		(0.28)	(0.56)	—

Net Asset Value, End of Period	$8.51		$8.84	$12.81	$11.46
Total return (e)(f)	(0.60	)%(g)	(29.38)%	17.21%	14.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	24.26	%(d)	13.30%	91.32%	518.19	%(d)
Net investment income	3.28	%(d)	2.13%	2.90%	2.96	%(d)
Portfolio turnover rate	11	%(g)	24%	118%	50	%(g)
Net assets, end of period (000’s)	$9		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.89		$12.87	$11.48	$10.00

Income from Investment Operations:
Net investment income (c)	0.15		0.30	0.35	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.20)		(3.94)	1.63	1.33

Total from investment operations	(0.05)		(3.64)	1.98	1.48

Less Distributions to Shareholders:
From net investment income	(0.32)		(0.18)	(0.26)	—
From net realized gains	—		(0.16)	(0.33)	—

Total distributions to shareholders	(0.32)		(0.34)	(0.59)	—

Net Asset Value, End of Period	$8.52		$8.89	$12.87	$11.48
Total return (e)(f)	(0.42	)%(g)	(28.96)%	17.86%	14.80	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	24.26	%(d)	13.30%	91.32%	518.19	%(d)
Net investment income	3.80	%(d)	2.65%	2.85%	3.42	%(d)
Portfolio turnover rate	11	%(g)	24%	118%	50	%(g)
Net assets, end of period (000’s)	$1,006		$1,103	$1,511	$22

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.94		$12.63	$11.04	$10.00

Income from Investment Operations:
Net investment income (c)	0.12		0.22	0.31	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.23)		(3.73)	1.42	0.81

Total from investment operations	(0.11)		(3.51)	1.73	1.04

Less Distributions to Shareholders:
From net investment income	(0.25)		(0.20)	(0.04)	—
From net realized gains	—		(0.98)	(0.10)	—

Total distributions to shareholders	(0.25)		(1.18)	(0.14)	—

Net Asset Value, End of Period	$7.58		$7.94	$12.63	$11.04
Total return (e)(f)	(1.28	)%(g)	(30.39)%	15.84%	10.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	16.03	%(d)	9.16%	14.66%	30.87	%(d)
Net investment income	3.32	%(d)	2.19%	2.29%	5.31	%(d)
Portfolio turnover rate	22	%(g)	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.89		$12.55	$11.00	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.15	0.22	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.23)		(3.72)	1.43	0.81

Total from investment operations	(0.14)		(3.57)	1.65	1.00

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.11)	—	—
From net realized gains	—		(0.98)	(0.10)	—

Total distributions to shareholders	(0.18)		(1.09)	(0.10)	—

Net Asset Value, End of Period	$7.57		$7.89	$12.55	$11.00
Total return (e)(f)	(1.73	)%(g)	(30.90)%	15.06%	10.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	16.03	%(d)	9.16%	14.66%	30.87	%(d)
Net investment income	2.54	%(d)	1.45%	1.54%	4.58	%(d)
Portfolio turnover rate	22	%(g)	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.92		$12.60	$11.02	$10.00

Income from Investment Operations:
Net investment income (c)	0.11		0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.23)		(3.73)	1.43	0.80

Total from investment operations	(0.12)		(3.53)	1.71	1.02

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.17)	(0.03)	—
From net realized gains	—		(0.98)	(0.10)	—

Total distributions to shareholders	(0.23)		(1.15)	(0.13)	—

Net Asset Value, End of Period	$7.57		$7.92	$12.60	$11.02
Total return (e)(f)	(1.48	)%(g)	(30.57)%	15.62%	10.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	16.03	%(d)	9.16%	14.66%	30.87	%(d)
Net investment income	3.00	%(d)	1.95%	2.03%	5.06	%(d)
Portfolio turnover rate	22	%(g)	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.96		$12.65	$11.05	$10.00

Income from Investment Operations:
Net investment income (c)	0.13		0.24	0.34	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.24)		(3.72)	1.42	0.98

Total from investment operations	(0.11)		(3.48)	1.76	1.05

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.23)	(0.06)	—
From net realized gains	—		(0.98)	(0.10)	—

Total distributions to shareholders	(0.27)		(1.21)	(0.16)	—

Net Asset Value, End of Period	$7.58		$7.96	$12.65	$11.05
Total return (e)(f)	(1.22	)%(g)	(30.16)%	16.08%	10.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	16.03	%(d)	9.16%	14.66%	30.87	%(d)
Net investment income	3.47	%(d)	2.37%	2.67%	1.57	%(d)
Portfolio turnover rate	22	%(g)	40%	175%	6	%(g)
Net assets, end of period (000’s)	$1,394		$1,344	$1,769	$2,809

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.73		$13.23	$11.50	$10.00

Income from Investment Operations:
Net investment income (c)	0.12		0.25	0.41	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.28)		(4.39)	1.86	1.39

Total from investment operations	(0.16)		(4.14)	2.27	1.50

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.17)	(0.28)	—
From net realized gains	(0.20)		(0.19)	(0.26)	—

Total distributions to shareholders	(0.41)		(0.36)	(0.54)	—

Net Asset Value, End of Period	$8.16		$8.73	$13.23	$11.50
Total return (e)(f)	(1.69	)%(g)	(32.09)%	20.30%	15.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	14.94	%(d)	12.80%	95.41%	499.41	%(d)
Net investment income	3.10	%(d)	2.19%	3.32%	2.42	%(d)
Portfolio turnover rate	21	%(g)	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9		$9	$14	$12

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.67		$13.14	$11.46	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.17	0.31	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.28)		(4.37)	1.86	1.38

Total from investment operations	(0.19)		(4.20)	2.17	1.46

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.08)	(0.23)	—
From net realized gains	(0.20)		(0.19)	(0.26)	—

Total distributions to shareholders	(0.33)		(0.27)	(0.49)	—

Net Asset Value, End of Period	$8.15		$8.67	$13.14	$11.46
Total return (e)(f)	(2.09	)%(g)	(32.59)%	19.44%	14.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	14.94	%(d)	12.80%	95.41%	499.41	%(d)
Net investment income	2.37	%(d)	1.45%	2.57%	1.67	%(d)
Portfolio turnover rate	21	%(g)	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.71		$13.20	$11.49	$10.00

Income from Investment Operations:
Net investment income (c)	0.11		0.22	0.38	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.28)		(4.38)	1.85	1.39

Total from investment operations	(0.17)		(4.16)	2.23	1.49

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.14)	(0.26)	—
From net realized gains	(0.20)		(0.19)	(0.26)	—

Total distributions to shareholders	(0.38)		(0.33)	(0.52)	—

Net Asset Value, End of Period	$8.16		$8.71	$13.20	$11.49
Total return (e)(f)	(1.78	)%(g)	(32.25)%	19.97%	14.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	14.94	%(d)	12.80%	95.41%	499.41	%(d)
Net investment income	2.83	%(d)	1.94%	3.07%	2.22	%(d)
Portfolio turnover rate	21	%(g)	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.75		$13.26	$11.51	$10.00

Income from Investment Operations:
Net investment income (c)	0.12		0.24	0.29	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.27)		(4.36)	2.01	1.40

Total from investment operations	(0.15)		(4.12)	2.30	1.51

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.20)	(0.29)	—
From net realized gains	(0.20)		(0.19)	(0.26)	—

Total distributions to shareholders	(0.44)		(0.39)	(0.55)	—

Net Asset Value, End of Period	$8.16		$8.75	$13.26	$11.51
Total return (e)(f)	(1.59	)%(g)	(31.92)%	20.62%	15.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	14.94	%(d)	12.80%	95.41%	499.41	%(d)
Net investment income	3.17	%(d)	2.12%	2.27%	2.49	%(d)
Portfolio turnover rate	21	%(g)	36%	57%	48	%(g)
Net assets, end of period (000’s)	$1,623		$1,352	$1,375	$15

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.02		$12.74	$10.92	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.19	0.31	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.35)		(3.86)	1.65	0.72

Total from investment operations	(0.26)		(3.67)	1.96	0.92

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.21)	(0.05)	—
From net realized gains	(0.13)		(1.84)	(0.09)	—

Total distributions to shareholders	(0.26)		(2.05)	(0.14)	—

Net Asset Value, End of Period	$6.50		$7.02	$12.74	$10.92
Total return (e)(f)	(3.56	)%(g)	(33.82)%	18.12%	9.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	11.36	%(d)	11.12%	15.90%	24.82	%(d)
Net investment income	2.92	%(d)	2.07%	2.01%	4.76	%(d)
Portfolio turnover rate	8	%(g)	18%	142%	6	%(g)
Net assets, end of period (000’s)	$8		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$6.97		$12.65	$10.89	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.12	0.22	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.34)		(3.84)	1.63	0.72

Total from investment operations	(0.27)		(3.72)	1.85	0.89

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.12)	—	—
From net realized gains	(0.13)		(1.84)	(0.09)	—

Total distributions to shareholders	(0.20)		(1.96)	(0.09)	—

Net Asset Value, End of Period	$6.50		$6.97	$12.65	$10.89
Total return (e)(f)	(3.84	)%(g)	(34.29)%	17.14%	8.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	11.36	%(d)	11.12%	15.90%	24.82	%(d)
Net investment income	2.19	%(d)	1.32%	1.27%	4.02	%(d)
Portfolio turnover rate	8	%(g)	18%	142%	6	%(g)
Net assets, end of period (000’s)	$8		$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.00		$12.71	$10.91	$10.00

Income from Investment Operations:
Net investment income (c)	0.08		0.17	0.28	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.34)		(3.86)	1.64	0.72

Total from investment operations	(0.26)		(3.69)	1.92	0.91

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.18)	(0.03)	—
From net realized gains	(0.13)		(1.84)	(0.09)	—

Total distributions to shareholders	(0.24)		(2.02)	(0.12)	—

Net Asset Value, End of Period	$6.50		$7.00	$12.71	$10.91
Total return (e)(f)	(3.60	)%(g)	(34.00)%	17.79%	9.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	11.36	%(d)	11.12%	15.90%	24.82	%(d)
Net investment income	2.63	%(d)	1.83%	1.74%	4.53	%(d)
Portfolio turnover rate	8	%(g)	18%	142%	6	%(g)
Net assets, end of period (000’s)	$8		$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.03		$12.76	$10.93	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.17	0.34	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.35)		(3.82)	1.65	0.87

Total from investment operations	(0.25)		(3.65)	1.99	0.93

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.24)	(0.07)	—
From net realized gains	(0.13)		(1.84)	(0.09)	—

Total distributions to shareholders	(0.28)		(2.08)	(0.16)	—

Net Asset Value, End of Period	$6.50		$7.03	$12.76	$10.93
Total return (e)(f)	(3.37	)%(g)	(33.66)%	18.36%	9.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	11.36	%(d)	11.12%	15.90%	24.82	%(d)
Net investment income	3.12	%(d)	1.85%	2.40%	1.20	%(d)
Portfolio turnover rate	8	%(g)	18%	142%	6	%(g)
Net assets, end of period (000’s)	$2,172		$1,516	$1,432	$3,439

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.31		$13.18	$11.32	$10.00

Income from Investment Operations:
Net investment income (c)	0.10		0.21	0.31	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.40)		(4.73)	1.94	1.26

Total from investment operations	(0.30)		(4.52)	2.25	1.32

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.16)	(0.16)	—
From net realized gains	(0.18)		(0.19)	(0.23)	—

Total distributions to shareholders	(0.33)		(0.35)	(0.39)	—

Net Asset Value, End of Period	$7.68		$8.31	$13.18	$11.32
Total return (e)(f)	(3.49	)%(g)	(35.15)%	20.32%	13.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	11.97	%(d)	10.28%	83.46%	361.18	%(d)
Net investment income	2.76	%(d)	1.92%	2.63%	1.46	%(d)
Portfolio turnover rate	13	%(g)	16%	35%	40	%(g)
Net assets, end of period (000’s)	$9		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.25		$13.09	$11.28	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.13	0.22	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.40)		(4.71)	1.93	1.25

Total from investment operations	(0.33)		(4.58)	2.15	1.28

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.07)	(0.11)	—
From net realized gains	(0.18)		(0.19)	(0.23)	—

Total distributions to shareholders	(0.25)		(0.26)	(0.34)	—

Net Asset Value, End of Period	$7.67		$8.25	$13.09	$11.28
Total return (e)(f)	(3.90	)%(g)	(35.65)%	19.46%	12.80	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	11.97	%(d)	10.28%	83.46%	361.18	%(d)
Net investment income	2.05	%(d)	1.18%	1.87%	0.71	%(d)
Portfolio turnover rate	13	%(g)	16%	35%	40	%(g)
Net assets, end of period (000’s)	$8		$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.29		$13.15	$11.30	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.18	0.28	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.41)		(4.72)	1.94	1.23

Total from investment operations	(0.32)		(4.54)	2.22	1.30

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.13)	(0.14)	—
From net realized gains	(0.18)		(0.19)	(0.23)	—

Total distributions to shareholders	(0.30)		(0.32)	(0.37)	—

Net Asset Value, End of Period	$7.67		$8.29	$13.15	$11.30
Total return (e)(f)	(3.70	)%(g)	(35.31)%	20.11%	13.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	11.97	%(d)	10.28%	83.46%	361.18	%(d)
Net investment income	2.53	%(d)	1.67%	2.36%	0.99	%(d)
Portfolio turnover rate	13	%(g)	16%	35%	40	%(g)
Net assets, end of period (000’s)	$8		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.33		$13.22	$11.33	$10.00

Income from Investment Operations:
Net investment income (c)	0.11		0.18	0.23	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.40)		(4.69)	2.06	1.29

Total from investment operations	(0.29)		(4.51)	2.29	1.33

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.19)	(0.17)	—
From net realized gains	(0.18)		(0.19)	(0.23)	—

Total distributions to shareholders	(0.36)		(0.38)	(0.40)	—

Net Asset Value, End of Period	$7.68		$8.33	$13.22	$11.33
Total return (e)(f)	(3.39	)%(g)	(35.03)%	20.74%	13.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	11.97	%(d)	10.28%	83.46%	361.18	%(d)
Net investment income	2.89	%(d)	1.63%	1.88%	1.76	%(d)
Portfolio turnover rate	13	%(g)	16%	35%	40	%(g)
Net assets, end of period (000’s)	$2,080		$1,772	$1,590	$39

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.02		$12.88	$10.93	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.16	0.25	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.39)		(4.30)	1.83	0.74

Total from investment operations	(0.30)		(4.14)	2.08	0.93

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.19)	(0.04)	—
From net realized gains	(0.20)		(1.53)	(0.09)	—

Total distributions to shareholders	(0.30)		(1.72)	(0.13)	—

Net Asset Value, End of Period	$6.42		$7.02	$12.88	$10.93
Total return (e)(f)	(4.10	)%(g)	(36.65)%	19.25%	9.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	10.44	%(d)	9.49%	14.60%	27.33	%(d)
Net investment income	2.60	%(d)	1.64%	1.37%	4.36	%(d)
Portfolio turnover rate	15	%(g)	12%	161%	5	%(g)
Net assets, end of period (000’s)	$8		$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$6.97		$12.79	$10.90	$10.00

Income from Investment Operations:
Net investment income (c)	0.06		0.08	0.16	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.38)		(4.27)	1.82	0.74

Total from investment operations	(0.32)		(4.19)	1.98	0.90

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.10)	—	—
From net realized gains	(0.20)		(1.53)	(0.09)	—

Total distributions to shareholders	(0.24)		(1.63)	(0.09)	—

Net Asset Value, End of Period	$6.41		$6.97	$12.79	$10.90
Total return (e)(f)	(4.57	)%(g)	(37.12)%	18.26%	9.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	10.44	%(d)	9.49%	14.60%	27.33	%(d)
Net investment income	1.85	%(d)	0.89%	0.62%	3.60	%(d)
Portfolio turnover rate	15	%(g)	12%	161%	5	%(g)
Net assets, end of period (000’s)	$8		$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.00		$12.85	$10.92	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.13	0.22	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.38)		(4.29)	1.83	0.74

Total from investment operations	(0.31)		(4.16)	2.05	0.92

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.16)	(0.03)	—
From net realized gains	(0.20)		(1.53)	(0.09)	—

Total distributions to shareholders	(0.28)		(1.69)	(0.12)	—

Net Asset Value, End of Period	$6.41		$7.00	$12.85	$10.92
Total return (e)(f)	(4.32	)%(g)	(36.84)%	18.92%	9.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	10.44	%(d)	9.49%	14.60%	27.33	%(d)
Net investment income	2.29	%(d)	1.39%	1.09%	4.13	%(d)
Portfolio turnover rate	15	%(g)	12%	161%	5	%(g)
Net assets, end of period (000’s)	$8		$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$7.04		$12.91	$10.94	$10.00

Income from Investment Operations:
Net investment income (c)	0.08		0.13	0.31	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.38)		(4.25)	1.81	0.90

Total from investment operations	(0.30)		(4.12)	2.12	0.94

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.22)	(0.06)	—
From net realized gains	(0.20)		(1.53)	(0.09)	—

Total distributions to shareholders	(0.32)		(1.75)	(0.15)	—

Net Asset Value, End of Period	$6.42		$7.04	$12.91	$10.94
Total return (e)(f)	(4.05	)%(g)	(36.46)%	19.57%	9.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	10.44	%(d)	9.49%	14.60%	27.33	%(d)
Net investment income	2.77	%(d)	1.45%	1.93%	0.79	%(d)
Portfolio turnover rate	15	%(g)	12%	161%	5	%(g)
Net assets, end of period (000’s)	$2,267		$2,175	$1,864	$3,105

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class A Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.13		$13.54	$11.34	$10.00

Income from Investment Operations:
Net investment income (c)	0.09		0.18	0.20	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.49)		(5.17)	2.21	1.30

Total from investment operations	(0.40)		(4.99)	2.41	1.34

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.19)	(0.05)	—
From net realized gains	(0.21)		(0.23)	(0.16)	—

Total distributions to shareholders	(0.31)		(0.42)	(0.21)	—

Net Asset Value, End of Period	$7.42		$8.13	$13.54	$11.34
Total return (e)(f)	(4.77	)%(g)	(37.96)%	21.53%	13.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	7.39	%(d)	6.69%	29.01%	372.12	%(d)
Net investment income	2.34	%(d)	1.56%	1.29%	1.03	%(d)
Portfolio turnover rate	10	%(g)	25%	44%	38	%(g)
Net assets, end of period (000’s)	$8		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class C Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.08		$13.45	$11.31	$10.00

Income from Investment Operations:
Net investment income (c)	0.06		0.10	0.11	0.01
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.49)		(5.15)	2.19	1.30

Total from investment operations	(0.43)		(5.05)	2.30	1.31

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.09)	—	—
From net realized gains	(0.21)		(0.23)	(0.16)	—

Total distributions to shareholders	(0.23)		(0.32)	(0.16)	—

Net Asset Value, End of Period	$7.42		$8.08	$13.45	$11.31
Total return (e)(f)	(5.19	)%(g)	(38.38)%	20.57%	13.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(d)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	7.39	%(d)	6.69%	29.01%	372.12	%(d)
Net investment income	1.61	%(d)	0.81%	0.54%	0.24	%(d)
Portfolio turnover rate	10	%(g)	25%	44%	38	%(g)
Net assets, end of period (000’s)	$8		$8	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class R Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.11		$13.51	$11.33	$10.00

Income from Investment Operations:
Net investment income (c)	0.07		0.15	0.17	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.47)		(5.17)	2.21	1.30

Total from investment operations	(0.40)		(5.02)	2.38	1.33

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.15)	(0.04)	—
From net realized gains	(0.21)		(0.23)	(0.16)	—

Total distributions to shareholders	(0.29)		(0.38)	(0.20)	—

Net Asset Value, End of Period	$7.42		$8.11	$13.51	$11.33
Total return (e)(f)	(4.87	)%(g)	(38.12)%	21.21%	13.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	7.39	%(d)	6.69%	29.01%	372.12	%(d)
Net investment income	2.04	%(d)	1.32%	1.03%	0.77	%(d)
Portfolio turnover rate	10	%(g)	25%	44%	38	%(g)
Net assets, end of period (000’s)	$8		$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Class Z Shares	2009 (a)		2008	2007	2006 (b)
Net Asset Value, Beginning of Period	$8.15		$13.56	$11.35	$10.00

Income from Investment Operations:
Net investment income (c)	0.16		0.13	0.18	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(0.56)		(5.09)	2.26	1.32

Total from investment operations	(0.40)		(4.96)	2.44	1.35

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.22)	(0.07)	—
From net realized gains	(0.21)		(0.23)	(0.16)	—

Total distributions to shareholders	(0.34)		(0.45)	(0.23)	—

Net Asset Value, End of Period	$7.41		$8.15	$13.56	$11.35
Total return (e)(f)	(4.79	)%(g)	(37.75)%	21.76%	13.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10	%(d)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	7.39	%(d)	6.69%	29.01%	372.12	%(d)
Net investment income	2.46	%(d)	1.13%	1.04%	0.76	%(d)
Portfolio turnover rate	10	%(g)	25%	44%	38	%(g)
Net assets, end of period (000’s)	$3,686		$3,006	$2,433	$48

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Retirement Portfolios

April 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the “Trust”), formerly Banc of America Funds Trust, is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a “Portfolio” and collectively, the “Portfolios”):

Portfolio Name	Former Portfolio Name
Columbia Retirement 2005 Portfolio	Banc of America Retirement 2005 Portfolio
Columbia Retirement 2010 Portfolio	Banc of America Retirement 2010 Portfolio
Columbia Retirement 2015 Portfolio	Banc of America Retirement 2015 Portfolio
Columbia Retirement 2020 Portfolio	Banc of America Retirement 2020 Portfolio
Columbia Retirement 2025 Portfolio	Banc of America Retirement 2025 Portfolio
Columbia Retirement 2030 Portfolio	Banc of America Retirement 2030 Portfolio
Columbia Retirement 2035 Portfolio	Banc of America Retirement 2035 Portfolio
Columbia Retirement 2040 Portfolio	Banc of America Retirement 2040 Portfolio

Effective May 18, 2009, Banc of America Funds Trust was renamed Columbia Funds Series Trust II. Also on that date, each of the Portfolios presented in these financial statements was renamed as disclosed above.

Investment Objectives

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

Each Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolios may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolios invest are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year.

The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios’ financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and each Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plan accounts.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. For the years ended October 31, 2008, 2007 and the period ended October 31, 2006, certain amounts have been reclassified from net investment income to net realized gains and certain amounts have been reclassified from distributions from net investment income to distributions from net realized gains to conform to the current year financial statement presentation. The following is a summary

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of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

On November 1, 2008, the Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Portfolios’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal

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Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. The Portfolios may, however, declare and pay distributions from net investment income more frequently. The Portfolios will distribute net realized capital gains, if any (including net short-term capital gains, if any) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Retirement 2005 Portfolio	$33,436	$2,090
Columbia Retirement 2010 Portfolio	42,045	1,855

	Ordinary Income*	Long-Term Capital Gains
Columbia Retirement 2015 Portfolio	$167,621	$41,472
Columbia Retirement 2020 Portfolio	39,611	2,814
Columbia Retirement 2025 Portfolio	200,207	54,248
Columbia Retirement 2030 Portfolio	43,957	4,168
Columbia Retirement 2035 Portfolio	203,169	66,155
Columbia Retirement 2040 Portfolio	70,276	18,200

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Retirement 2005 Portfolio	$5,734	$(343,693)	$(337,959)
Columbia Retirement 2010 Portfolio	8,059	(396,454)	(388,395)
Columbia Retirement 2015 Portfolio	19,706	(429,537)	(409,831)
Columbia Retirement 2020 Portfolio	36,122	(428,062)	(391,940)
Columbia Retirement 2025 Portfolio	51,719	(662,716)	(610,997)
Columbia Retirement 2030 Portfolio	42,832	(787,703)	(744,871)

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	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Retirement 2035 Portfolio	$28,300	$(898,320)	$(870,020)
Columbia Retirement 2040 Portfolio	60,638	(1,358,002)	(1,297,364)

The following capital loss carryforwards, determined as of October 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration 2016
Columbia Retirement 2010 Portfolio	$1,838
Columbia Retirement 2015 Portfolio	7,975

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (“FIN 48”), management determines whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for each Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolios’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Portfolios. In rendering investment advisory services to the Portfolios, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of each Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios.

Pricing and Bookkeeping Fees

The Portfolios have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Under the State Street Agreements, each Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolios also reimburse State Street for certain out-of-pocket expenses and charges.

The Portfolios have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolios reimburse Columbia for out-of-pocket expenses.

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Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolios’ shares.

The Portfolios have adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of each Portfolio. The Plans also require the payment of a monthly shareholder servicing fee for the Class C shares of each Portfolio and a monthly distribution fee for the Class C shares and Class R shares of each Portfolio. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolios are employees of Columbia or its affiliates and, with the exception of the Portfolios’ Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolios’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through February 28, 2019, so that other expenses (excluding investment advisory, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with each Portfolio’s investment in other investment companies, but including

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custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolios’ custodian, do not exceed the annual rate of 0.00% of each Portfolio’s average daily net assets. There is no guarantee that these arrangements will continue after February 28, 2019.

Note 5. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	Purchases	Sales
Columbia Retirement 2005 Portfolio	$71,540	$74,660
Columbia Retirement 2010 Portfolio	103,276	188,597
Columbia Retirement 2015 Portfolio	346,740	283,734
Columbia Retirement 2020 Portfolio	561,814	288,407
Columbia Retirement 2025 Portfolio	809,061	148,480
Columbia Retirement 2030 Portfolio	593,756	234,047
Columbia Retirement 2035 Portfolio	479,656	302,980
Columbia Retirement 2040 Portfolio	1,063,407	307,063

Note 6. Shares of Beneficial Interest

As of April 30, 2009, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Retirement 2005 Portfolio	86.3
Columbia Retirement 2010 Portfolio	72.3
Columbia Retirement 2015 Portfolio	64.0
Columbia Retirement 2020 Portfolio	61.0
Columbia Retirement 2025 Portfolio	58.0

As of April 30, 2009, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Retirement 2005 Portfolio	1	9.0
Columbia Retirement 2030 Portfolio	1	29.9
Columbia Retirement 2035 Portfolio	4	44.1
Columbia Retirement 2040 Portfolio	1	16.0

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 7. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit set forth in the Portfolio’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Portfolios did not borrow under these arrangements.

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Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in-kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of certain Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on each Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia, and other affiliated investment advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. Certain Underlying Funds may invest in debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. In addition, certain Underlying Funds may invest in below investment grade debt. Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Legal Proceedings

The Portfolios are not parties to any regulatory proceedings or litigation.

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC

Columbia Retirement Portfolios

April 30, 2009 (Unaudited)

Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Board Consideration and Re-Approval of Investment

Advisory Agreement

The Board of Trustees of Banc of America Funds Trust1 (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2005 Portfolio, Banc of America Retirement 2010 Portfolio, Banc of America Retirement 2015 Portfolio, Banc of America Retirement 2020 Portfolio, Banc of America Retirement 2025 Portfolio, Banc of America Retirement 2030 Portfolio, Banc of America Retirement 2035 Portfolio and Banc of America Retirement 2040 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolios identified above are each referred to as a “Portfolio” and collectively referred to as the “Portfolios.”

More specifically, at meetings held on November 10-11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Portfolio’s performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolios by CMA under the Advisory Agreement. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolios and CMA, including their compliance policies and procedures and reports of the Portfolios’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolios.

[1]

Effective May 18, 2009, the name of Banc of America Funds Trust has been changed to “Columbia Funds Series Trust II” and the names of Portfolios presented in this report have been changed as follows: Banc of America Retirement 2005 Portfolio changed to Columbia Retirement 2005 Portfolio, Banc of America Retirement 2010 Portfolio changed to Columbia Retirement 2010 Portfolio, Banc of America Retirement 2015 Portfolio changed to Columbia Retirement 2015 Portfolio, Banc of America Retirement 2020 Portfolio changed to Columbia Retirement 2020 Portfolio, Banc of America Retirement 2025 Portfolio changed to Columbia Retirement 2025 Portfolio, Banc of America Retirement 2030 Portfolio changed to Columbia Retirement 2030 Portfolio, Banc of America Retirement 2035 Portfolio changed to Columbia Retirement 2035 Portfolio, Banc of America Retirement 2040 Portfolio changed to Columbia Retirement 2040 Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Portfolios by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for each of the Portfolios and the performance of each Portfolio since its inception. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered certain risk-adjusted performance data.

The Board received and considered statistical information regarding each Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Portfolios, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked each Portfolio based on: (i) each Portfolio’s one-year performance compared to actual management fees; and (ii) each Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Portfolios to CMA for investment advisory services (the “Contractual Management Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rates with those of the other funds in their respective Peer Groups.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Portfolios.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Portfolios and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a four-year period during which fund assets increased by 39% and the shareholder benefit over a two-year period increased from 33% to 41% of the Adviser’s total profits. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolios. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolios (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolios in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolios and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolios receive throughout the year. In this regard, the Board and its Committees review a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, in the June Investment Committee meeting.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. November 12, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other matters, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year’s report (the “2007 Report”) my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the November meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively good for the most recent 1-, 3- and 5-year periods. The strongest records were posted by the Funds in the Active Equity and Quantitative Strategies Groups and by the sub-advised Funds. The 5-year performance rankings of the subadvised Funds were particularly strong, with all such Funds in the top two performance quintiles.

4.	The 1- and 3-year performance records of the Funds declined slightly from 2007 to 2008, while the 5-year performance records improved year-over-year. Most Funds changed their 1-year performance quintile year-over-year, while the 5-year rankings were, as expected, much more stable, with less than half the Funds moving to a different 5-year performance quintile.

5.	The performance of the actively-managed equity and sub-advised Funds against their benchmarks was strong, especially for the 1- and 3-year performance periods. However, no fixed-income Fund with a reliable benchmark exceeded it on a net basis in any performance period. Money market Funds do not have such benchmarks and therefore were excluded from this analysis.

6.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 13 of the 19 actively-managed Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No relationship between risk and return was detected for fixed-income Funds.

7.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees in most cases lowers the relative performance for the Funds but does not call into question the general finding that the Nations Funds’ performance has been strong.

8.	A small number of Funds have consistently underperformed their peers in each of the past four years, depending on the exact criteria used to measure long-term underperformance. For example, one Fund has had below-median 1- and 3-year performance in each of the past four years; one additional Fund had below-median 3-year performance for those years.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised Funds. Almost two-third of the Funds ranked in the two least expensive quintiles for total expenses and just over half were in those quintiles for actual management fees. Funds with lower actual management fees tended to have lower relative total expenses. All fixed-income Funds had total expenses in the two least expensive quintiles.

11.	Generally, the Nations Funds with the highest relative fees and expenses are sub-advised. All eight Nations Funds with fifth-quintile total expense rankings were sub-advised. The actual management fees of 11 of the 14 sub-advised Funds were in the fourth and fifth quintile. The average management fees of the sub-advised Funds were typically 20 points higher than internally-managed equity Funds. CMA presented data suggesting that such differentials were consistent with industry practice.

12.	The management fees of the internally-advised Nations Funds are generally in line with those of Columbia Funds overseen by the Atlantic and Acorn/Wanger Boards of Trustees.

D. Trustees’ Fee and Performance Evaluation Process

13.	The Trustees’ evaluation process identified 20 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, three more Funds met the criteria for review.

E. Potential Economies of Scale

14.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

15.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors. A similar examination of five other Nations Funds in 2007 led to the same conclusion.

F. Management Fees Charged to Institutional Clients

16.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

17.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG proposed a change to the method by which indirect expenses were allocated. Under this “hybrid” method, such costs are allocated to Funds 50% by assets and 50% per fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

18.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

19.

In 2007, CMG’s complex-wide pre-tax margins on the Nations Funds were close to the industry average before distribution and below average when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 65 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. A pro forma analysis of the complex’s profitability taking into account expenses incurred in 2008 associated with support of the money market funds sharply reduced the profitability of the

Nations Funds. There is a positive relationship between fund size and profitability, with smaller Funds generally operating at a loss.

20.	CMG shares a fixed percentage of its management fee revenues with an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate that affiliate for services it performs with respect to Nations Fund assets held for the benefit of its customers. Based on our analysis of the services provided by the affiliate, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to payments by CMG for performance of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a Fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. Applying such criteria would add two Funds to the list of Review Funds.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

Exhibit 1. Management-only profitability should be calculated without reference to any Private Bank expense.

Exhibit 2. Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

Exhibit 3. Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

Exhibit 4. Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore, the following data need not be provided:

1.	Adjusting total profitability data for Private Bank expenses

2.	Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)	Economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for all Funds each year would not be an efficient use of Trustee and CMG resources.

5)	Cost allocation methodology. CMG’s point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG’s part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)

Management fee disparities. CMG and the Nations Trustees, as part of any future study of management fees, should analyze any differences in management fee schedules between Funds managed in similar investment styles. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

7)	Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)	Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund and manager profitability. The Fund “Dashboard” volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Retirement Portfolios listed on the front cover.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of each portfolio’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios’ website, www.columbiamanagement.com.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolios, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Retirement Portfolios (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia Funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds — The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratios as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

One Financial Center

Boston, MA 02111-2621

Columbia Retirement Portfolios

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/12038-0409 (06/09) 09/80899

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II (formerly Banc of America Funds Trust)

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 19, 2009